DISTRIBUTION RIGHTS	12 Months Ended
Dec. 31, 2014
DISTRIBUTION RIGHTS.
DISTRIBUTION RIGHTS

5. DISTRIBUTION RIGHTS

	2013	2014
Released:
Beginning balance as of January 1	487	2,244
Additions	17,957	26,596
Amortization	(15,289)	(27,360)
Impairment losses	(1,019)	(194)
Exchange differences	108	(39)

Ending balance as December 31	2,244	1,247
In production and not released	4,310	5,299

Total	6,554	6,546

        In the year 2014, based on the economic performance and public acceptance of the films, the management revaluated the estimate of the ultimate overseas revenues expected to be realized from films and TV series, and determined no acceleration of distribution rights amortization for the year ended December 31, 2014 was required. The portion of the costs of the completed films that are expected to be amortized during the twelve months after December 31, 2014 is $511, and the Group expects to amortize 100% of such costs within three years from December 31, 2014.

        The Group evaluates its distribution rights on a title-by-title basis to determine whether the unamortized capitalized costs of any titles have a fair value that is less than its carrying value at least annually or whenever events or changes in circumstances indicate that the carrying amount of the distribution rights may be impaired. The Group had no impairment loss recorded on the distribution rights in 2012. In 2013, the Group determined the unamortized distribution rights were impaired by $1,019, including $982 of the full impairment on the unamortized distribution rights of two films, for which no amortization expenses were recorded since no revenues had been generated by the end of 2013.

        In 2014, the Group determined the unamortized distribution rights were impaired by $194, due to the lower-than-expected revenues performance of certain films. Key assumptions used in the fair value measurement consisted of a discount rate of 15% and estimated remaining cash flows over a period of 10 years from a title's initial release. A change in the discount rate of 1.0% would change the impairment loss measurement by $11 in 2014.